Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net income	¥ 547,279	¥ 127,561	¥ 209,715
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	361,444	327,048	397,091
Amortization of film costs	359,274	297,505	299,587
Accrual for pension and severance costs, less payments	4,113	9,297	(6,383)
Other operating expense, net	4,072	149,001	47,171
(Gain) loss on sale or devaluation of securities investments, net	3,438	7,404	(48,857)
(Gain) loss on revaluation of marketable securities held in the financial services business for trading purposes, net	(47,339)	(55,789)	44,821
Loss on revaluation or impairment of securities investments held in the financial services business, net	220	47	2,653
Deferred income taxes	24,085	23,798	211
Equity in net (income) loss of affiliated companies, net of dividends	(2,956)	4,409	5,045
Changes in assets and liabilities:
Increase in notes and accounts receivable, trade	(80,004)	(37,529)	(5,828)
(Increase) decrease in inventories	(51,508)	11,199	(57,804)
Increase in film costs	(362,496)	(331,179)	(318,391)
Decrease in notes and accounts payable, trade	(87,939)	(1,386)	(49,525)
Increase (decrease) in accrued income and other taxes	29,181	26,701	(23,607)
Increase in future insurance policy benefits and other	495,419	433,803	403,392
Increase in deferred insurance acquisition costs	(86,779)	(93,234)	(83,774)
Increase in marketable securities held in the financial services business for trading purposes	(89,797)	(81,456)	(107,433)
(Increase) decrease in other current assets	3,776	(21,402)	21,299
Increase (decrease) in other current liabilities	151,805	79,114	(25,751)
Other	79,684	(65,650)	45,457
Net cash provided by operating activities	1,254,972	809,262	749,089
Cash flows from investing activities:
Payments for purchases of fixed assets	(262,989)	(333,509)	(375,411)
Proceeds from sales of fixed assets	60,599	13,098	26,472
Proceeds from sales of businesses	44,624	3,262	17,790
Other	(11,175)	7,695	(72,938)
Net cash used in investing activities	(822,197)	(1,253,973)	(1,030,403)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	125,092	254,695	19,076
Payments of long-term debt	(44,561)	(261,299)	(270,669)
Increase in short-term borrowings, net	35,145	317,827	92,153
Increase in deposits from customers in the financial services business, net	169,479	277,152	165,169
Proceeds from issuance of convertible bonds			120,000
Proceeds from issuance of new shares of common stock			301,708
Dividends paid	(28,490)	(25,301)	(12,751)
Payment for purchase of Sony/ATV shares from noncontrolling interests		(76,565)
Other	(10,209)	(34,207)	(34,564)
Net cash provided by financing activities	246,456	452,302	380,122
Effect of exchange rate changes on cash and cash equivalents	(53,044)	(31,061)	(64,609)
Net increase (decrease) in cash and cash equivalents	626,187	(23,470)	34,199
Cash and cash equivalents at beginning of the fiscal year	960,142	983,612	949,413
Cash and cash equivalents at end of the fiscal year	1,586,329	960,142	983,612
Cash paid during the fiscal year for -
Income taxes	101,092	106,054	138,770
Interest	12,169	13,877	26,166
Non-cash investing and financing activities -
Obtaining assets by entering into capital leases	21,762	8,457	14,759
Financial Services
Cash flows from investing activities:
Payments for investments and advances	(963,210)	(1,233,290)	(1,221,093)
Proceeds from sales or return of investments and collections of advances	317,159	289,901	534,072
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(13,801)	(17,208)	(20,830)
Proceeds from sales or return of investments and collections of advances	¥ 6,596	¥ 16,078	¥ 81,535